John Deere Owner Trust 2022				EXHIBIT 99.2
Statement to Certificateholders

$312,472,000 Class A-1 0.88886% Asset Backed Notes due March 15, 2023
$387,877,000 Class A-2 1.90% Asset Backed Notes due October 15, 2024
$437,682,000 Class A-3 2.32% Asset Backed Notes due September 15, 2026
$85,995,000 Class A-4 2.49% Asset Backed Notes due January 16, 2029
$31,385,598 Overcollateralization

Payment Date:				15-Nov-23

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$39,318,300.62
		per $1,000 original principal amount:		$89.83

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$39,318,300.62

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$832,485.72
			per $1,000 original principal amount:	$1.90

		(iv)	Class A-4 Notes:	$178,439.63
			per $1,000 original principal amount:	$2.08

		(v)	Total:	$1,010,925.35

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$524,685,539.55

	(b)	Note Value at end of related Collection Period:		$508,658,361.41

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$31,385,598.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$391,277,763.84
		(ii)	A-3 Note Pool Factor:	0.8939773

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$85,995,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$470,789.67
		(i) per $1,000 original principal amount:	$0.36
	(b)	Amount of Servicing Fee earned:	$470,789.67
	(c)	Amount of Servicing Fee paid:	$470,789.67
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$1,335,822.59

(11)	(i)	Amount in Reserve Account:	$12,554,116.00
	(ii)	Specified Reserve Account Balance:	$12,554,116.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$6,633,024.43
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.26%

(13)	(i)	Aggregate amount of net losses for the collection period:	$92,133.52
	(ii)	Cumulative amount of net losses:	$767,189.88
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.06%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$479,663.60
		(ii) % of Pool Balance:	0.08%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%